UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719

The Value Line Convertible Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: April 30, 2009

Date of reporting period: July 31, 2008

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 7/31/08 is included with this Form.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)	July 31, 2008

Principal Amount		Value

CONVERTIBLE CORPORATE BONDS & NOTES (74.0%)
	AEROSPACE/DEFENSE (6.0%)
$250,000	AAR Corp. 1.75%, 2/1/26	$214,063
250,000	Alliant Techsystems, Inc. 2.75%, 2/15/24	322,812
150,000	L-3 Communications Corp. 3.00%, 8/1/35 (1)	171,750
300,000	L-3 Communications Corp. 3.00%, 8/1/35	343,500
200,000	Lockheed Martin Corp. 2.43%, 8/15/33 (2)	287,820
300,000	Orbital Sciences Corp. Senior Subordinated Notes, 2.44%, 1/15/27	363,000
		1,702,945

	APPAREL (0.3%)
100,000	Iconix Brand Group, Inc. Senior Subordinated Notes, 1.88%, 6/30/12	75,250
	AUTO & TRUCK (0.6%)
200,000	United Auto Group, Inc. Senior Subordinated Notes, 3.50%, 4/1/26	174,750
	AUTO PARTS (0.5%)
150,000	ArvinMeritor, Inc. Senior Notes, 4.63%, 3/1/26 (3)	133,313
	BANK - MIDWEST (0.7%)
200,000	U.S. Bancorp 1.05%, 9/20/36 (2)	198,760
	BEVERAGE - ALCOHOLIC (1.5%)
350,000	Molson Coors Brewing Co. Senior Notes, 2.50%, 7/30/13	420,000
	BIOTECHNOLOGY (2.1%)
200,000	Amgen, Inc. Senior Notes, 0.38%, 2/1/13	192,500
400,000	Invitrogen Corp. Senior Notes, 1.50%, 2/15/24	407,500
		600,000

	BUILDING MATERIALS (0.9%)
250,000	NCI Building Systems, Inc. Senior Subordinated Notes, 2.13%, 11/15/24	268,125
	CHEMICAL - DIVERSIFIED (0.7%)
200,000	Millipore Corp. Senior Notes, 3.75%, 6/1/26	203,500
	COAL (0.5%)
100,000	Peabody Energy Corp. 4.75%, 12/15/41	134,375
	COMPUTER & PERIPHERALS (2.3%)
150,000	DST Systems, Inc. Senior Debentures Ser. A, 4.13%, 8/15/23	199,312
250,000	EMC Corp. Senior Notes, 1.75%, 12/1/11	286,875

Principal Amount		Value

$150,000	Symantec Corp. Senior Notes, 1.00%, 6/15/13	$183,188
		669,375

	COMPUTER SOFTWARE & SERVICES (2.6%)
250,000	Euronet Worldwide, Inc. Senior Debentures, 3.50%, 10/15/25	199,375
100,000	L-1 Identity Solutions, Inc. Senior Notes, 3.75%, 5/15/27 (1)	85,125
200,000	Sybase, Inc. Subordinated Notes, 1.75%, 2/22/25	280,000
200,000	Tech Data Corp. Senior Debentures, 2.75%, 12/15/26	187,500
		752,000

	DIVERSIFIED COMPANIES (1.2%)
300,000	Danaher Corp. 0.0% 1/22/21 (4)	351,000
	DRUG (7.8%)
250,000	Allergan, Inc. 1.50%, 4/1/26	265,938
100,000	BioMarin Pharmaceutical, Inc. Senior Subordinated Notes, 1.88%, 4/23/17	172,375
300,000	Cubist Pharmaceuticals, Inc. 2.25%, 6/15/13	292,875
150,000	CV Therapeutics, Inc. Senior Subordinated Notes, 3.25%, 8/16/13	111,375
400,000	Genzyme Corp. 1.25%, 12/1/23	452,500
200,000	Gilead Sciences, Inc. Senior Notes, 0.63%, 5/1/13	299,750
150,000	Sciele Pharma, Inc. Contingent Senior Notes, 2.63%, 5/15/27	134,250
250,000	Teva Pharmaceutical Finance LLC Series A, 0.50%, 2/1/24	299,687
200,000	Wyeth 2.62%, 1/15/24 (5)	199,620
		2,228,370

	E-COMMERCE (1.5%)
250,000	Digital River, Inc. Senior Notes, 1.25%, 1/1/24 (1)	260,000
150,000	Informatica Corp. Senior Notes, 3.00%, 3/15/26	159,000
		419,000

	ELECTRICAL EQUIPMENT (2.8%)
100,000	EnerSys Senior Notes, 3.38%, 6/1/38 (3)	106,125
300,000	General Cable Corp. Senior Notes, 1.00%, 10/15/12 (1)	288,375
50,000	General Cable Corp. Senior Notes, 1.00%, 10/15/12	48,062
100,000	WESCO International, Inc. 1.75%, 11/15/26	81,375
250,000	WESCO International, Inc. Senior Debentures, 2.63%, 10/15/25	274,375
		798,312

	ELECTRONICS (2.4%)
150,000	Avnet, Inc. 2.00%, 3/15/34	154,875

Value Line Convertible Fund, Inc.

July 31, 2008

Principal Amount		Value

$300,000	CTS Corp. Senior Subordinated Notes, 2.13%, 5/1/24	$302,625
250,000	Flextronics International Ltd. Subordinated Notes, 1.00%, 8/1/10	232,812
		690,312

	ENTERTAINMENT (1.2%)
400,000	Sinclair Broadcast Group, Inc. 6.00%, 9/15/12	357,500
	ENVIRONMENTAL (2.8%)
200,000	Allied Waste Industries, Inc. 4.25%, 4/15/34	190,500
300,000	Covanta Holding Corp. Senior Debentures, 1.00%, 2/1/27	329,625
250,000	Waste Connections, Inc. Senior Notes, 3.75%, 4/1/26	294,687
		814,812

	FINANCIAL SERVICES - DIVERSIFIED (0.6%)
200,000	Nasdaq OMX Group, Inc. (The) 2.50%, 8/15/13 (1)	171,000
	FOOD PROCESSING (0.8%)
250,000	Archer-Daniels-Midland Co. Senior Notes, 0.88%, 2/15/14	235,625
	HEALTH CARE INFORMATION SYSTEMS (0.7%)
200,000	Incyte Corp. 3.50%, 2/15/11	197,000
	HOUSEHOLD PRODUCTS (1.3%)
100,000	Church & Dwight Company, Inc. 5.25%, 8/15/33	177,000
250,000	Lifetime Brands, Inc. Senior Notes, 4.75%, 7/15/11	187,813
		364,813

	INDUSTRIAL SERVICES (1.2%)
200,000	Amdocs Ltd. 0.50%, 3/15/24	197,250
50,000	Quanta Services, Inc. 4.50%, 10/1/23	138,688
		335,938

	INSURANCE - LIFE (0.8%)
250,000	American Equity Investment Life Holding Co. 5.25%, 12/6/24	230,625
	INSURANCE - PROPERTY & CASUALTY (0.2%)
50,000	CACI International, Inc. 2.13%, 5/1/14	50,125
	INTERNET (0.6%)
100,000	VeriSign, Inc. Jr. Subordinated Debentures, 3.25%, 8/15/37 (1)	112,500
50,000	VeriSign, Inc. Jr. Subordinated Debentures, 3.25%, 8/15/37	56,250
		168,750

Principal Amount		Value

	MACHINERY (1.1%)
$50,000	AGCO Corp. Senior Subordinated Notes, 1.25%, 12/15/36	$80,500
300,000	Roper Industries, Inc. 1.48%, 1/15/34 (3)	228,750
		309,250

	MEDICAL SERVICES (1.4%)
150,000	LifePoint Hospitals, Inc. Senior Subordinated Debentures, 3.25%, 8/15/25	121,125
200,000	LifePoint Hospitals, Inc. Senior Subordinated Notes, 3.50%, 5/15/14	165,500
100,000	PSS World Medical, Inc. 2.25%, 3/15/24	107,250
		393,875

	MEDICAL SUPPLIES (4.4%)
300,000	ALZA Corp. 0.0% 7/28/20 (4)	285,375
300,000	Fisher Scientific International, Inc. Senior Subordinated Notes, 3.25%, 3/1/24	484,125
50,000	Henry Schein, Inc. Contingent Senior Notes, 3.00%, 8/15/34	63,562
200,000	Hologic, Inc. Senior Notes, 2.00%, 12/15/37 (3)	154,000
150,000	Medtronic, Inc. 1.50%, 4/15/11 (1)	160,875
100,000	Medtronic, Inc. 1.50%, 4/15/11	107,250
		1,255,187

	METALS FABRICATING (0.7%)
200,000	Trinity Industries, Inc. Subordinated Notes, 3.88%, 6/1/36	198,250
	NATURAL GAS - DIVERSIFIED (1.2%)
200,000	Chesapeake Energy Corp. Contingent Senior Notes, 2.75%, 11/15/35	288,750
50,000	Penn Virginia Corp. Senior Subordinated Notes, 4.50%, 11/15/12	65,563
		354,313

	OILFIELD SERVICES/EQUIPMENT (3.0%)
100,000	Cameron International Corp. Senior Debentures, 2.50%, 6/15/26	150,625
100,000	Hornbeck Offshore Services, Inc. 1.63%, 11/15/26 (3)	111,070
150,000	SESI LLC Guaranteed Senior Notes, 1.50%, 12/15/26 (3)	181,125
400,000	Transocean, Inc. 1.50%, 12/15/37	426,500
		869,320

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value

	PAPER & FOREST PRODUCTS (0.4%)
$100,000	Rayonier TRS Holdings, Inc. Guaranteed Senior Exchangeable Notes, 3.75%, 10/15/12	$101,875
	PETROLEUM - INTEGRATED (0.6%)
100,000	McMoRan Exploration Co. 5.25%, 10/6/11	165,875
	POWER (0.4%)
100,000	Suntech Power Holdings Co. Ltd. Senior Notes, 3.00%, 3/15/13 (1)	105,500
	PRECISION INSTRUMENT (0.7%)
200,000	Eastman Kodak Co. 3.38%, 10/15/33	186,500
	R.E.I.T. (3.1%)
50,000	Boston Properties LP 3.75%, 5/15/36	56,063
150,000	BRE Properties, Inc. Senior Notes, 4.13%, 8/15/26	140,062
100,000	Host Hotels & Resorts, Inc. Exchangeable Senior Debentures, 2.63%, 4/15/27 (1)	79,375
250,000	ProLogis Senior Notes, 1.88%, 11/15/37	205,937
100,000	Reckson Operating Partnership LP Guaranteed Senior Debentures Exchangeable, 4.00%, 6/15/25	92,875
350,000	Vornado Realty Trust Senior Notes, 3.63%, 11/15/26	319,375
		893,687

	RECREATION (0.8%)
200,000	Carnival Corp. 0.0% 10/24/21 (4)	135,250
50,000	Hasbro, Inc. 2.75%, 12/1/21	90,188
		225,438

	RETAIL - SPECIAL LINES (1.1%)
200,000	Best Buy Company, Inc. 2.25%, 1/15/22	208,750
100,000	TJX Companies, Inc. Liquid Yield Opt Notes, 0.0% 2/13/21 (4)	111,500
		320,250

	SEMICONDUCTOR (3.8%)
150,000	Advanced Micro Devices, Inc. Senior Notes, 6.00%, 5/1/15	78,375
50,000	Cypress Semiconductor Corp. Senior Notes, 1.00%, 9/15/09	62,250
400,000	Intel Corp. Jr. Subordinated Debentures, 2.95%, 12/15/35	387,500
50,000	Microchip Technology, Inc. Jr. Subordinated Debentures, 2.13%, 12/15/37	52,813

Principal Amount		Value

$100,000	ON Semiconductor Corp. Senior Subordinated Notes, 2.63%, 12/15/26	$110,625
200,000	Xilinx, Inc. Subordinated Debentures, 3.13%, 3/15/37	184,250
250,000	Yingli Green Energy Holding Co. Ltd. 0.0% 12/15/12 (4)	212,187
		1,088,000

	TELECOMMUNICATION SERVICES (1.8%)
100,000	American Tower Corp. Senior Notes, 3.00%, 8/15/12	207,625
150,000	Equinix, Inc. Subordinated Notes, 2.50%, 4/15/12	145,500
200,000	NII Holdings, Inc. 3.13%, 6/15/12	171,500
		524,625

	TELECOMMUNICATIONS EQUIPMENT (3.8%)
300,000	ADC Telecommunications, Inc. Subordinated Notes, 3.51%, 6/15/13 (5)	244,500
400,000	Agere Systems, Inc. 6.50%, 12/15/09	406,500
150,000	Anixter International, Inc. 0.0% 7/7/33 (4)	156,187
100,000	Comtech Telecommunications Corp. 2.00%, 2/1/24 (3)	157,500
150,000	Lucent Technologies, Inc. Series A 2.88%, 6/15/23	135,938
		1,100,625

	TRUCKING (0.3%)
100,000	YRC Worldwide, Inc. Contingent Senior Notes, 5.00%, 8/8/23	88,125
	WIRELESS NETWORKING (0.8%)
150,000	Itron, Inc. Senior Subordinated Notes, 2.50%, 8/1/26	231,563

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $20,912,721)	21,157,833

Shares		Value

CONVERTIBLE PREFERRED STOCK (9.4%)
	CHEMICAL - DIVERSIFIED (0.7%)
4,000	Celanese Corp. 4.25%, Pfd.	197,125
	DRUG (0.7%)
1,000	Schering-Plough Corp. 6.00%, Pfd.	196,150

Value Line Convertible Fund, Inc.

July 31, 2008

Shares		Value

	FINANCIAL SERVICES - DIVERSIFIED (1.7%)
10,000	Citigroup, Inc. Ser. T, 6.50%, Pfd.	$442,400
1	Federal National Mortgage Association 5.38%, Pfd.	45,000
		487,400

	FOOD PROCESSING (0.4%)
1,000	Bunge Ltd. 4.88%, Pfd.	122,750
	INSURANCE - LIFE (0.6%)
7,000	MetLife, Inc. 6.38%, Pfd.	175,875
	METALS & MINING DIVERSIFIED (1.9%)
150	Freeport-McMoRan Copper & Gold, Inc. 5.50%, Pfd.	312,562
400	Freeport-McMoRan Copper & Gold, Inc. 6.75%, Pfd.	56,092
3,000	Vale Capital Ltd. Guaranteed Notes Ser. RIO, 5.50%, Pfd.	173,625
		542,279

	NATURAL GAS - DIVERSIFIED (1.0%)
200	El Paso Corp. 4.99%, Pfd.	289,250
	OILFIELD SERVICES/EQUIPMENT (0.8%)
4,000	Bristow Group, Inc. 5.50%, Pfd.	225,750
	R.E.I.T. (0.8%)
3,000	Simon Property Group, Inc. 6.00%, Pfd.	223,125
	TELECOMMUNICATIONS EQUIPMENT (0.8%)
300	Lucent Technologies Capital Trust I, 7.75%, Pfd.	228,000

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,774,031)	2,687,704

COMMON STOCKS (14.6%)

	AEROSPACE/DEFENSE (0.1%)
500	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	25,580
	APPAREL (0.1%)
1,000	Warnaco Group, Inc. (The) *	41,950
	BANK (0.8%)
500	Bank of New York Mellon Corp.	17,750
2,500	JPMorgan Chase & Co.	101,575
500	M&T Bank Corp.	35,190
500	PNC Financial Services Group, Inc.	35,645
1,000	Wells Fargo & Co.	30,270
		220,430

Shares		Value

	BANK - MIDWEST (0.0%)
300	U.S. Bancorp	$9,183
	BIOTECHNOLOGY (0.2%)
500	United Therapeutics Corp. *	56,695
	BUILDING MATERIALS (0.1%)
500	Jacobs Engineering Group, Inc. *	38,670
	CHEMICAL - SPECIALTY (0.3%)
1,000	Praxair, Inc.	93,730
	COMPUTER SOFTWARE & SERVICES (0.3%)
500	Concur Technologies, Inc. *	20,610
1,000	ManTech International Corp. Class A *	55,840
		76,450

	DIVERSIFIED COMPANIES (0.2%)
500	AMETEK, Inc.	23,930
500	Honeywell International, Inc.	25,420
		49,350

	DRUG (0.5%)
1,000	BioMarin Pharmaceutical, Inc. *	32,550
1,000	Celgene Corp. *	75,490
500	OSI Pharmaceuticals, Inc. *	26,315
		134,355

	ELECTRICAL EQUIPMENT (0.1%)
500	EnerSys *	16,140
500	Trimble Navigation Ltd. *	16,600
		32,740

	ELECTRICAL UTILITY - CENTRAL (0.9%)
2,000	Entergy Corp.	213,840
1,000	ITC Holdings Corp.	52,120
		265,960

	ENVIRONMENTAL (0.0%)
500	Calgon Carbon Corp. *	9,500
	FINANCIAL SERVICES - DIVERSIFIED (1.1%)
700	Affiliated Managers Group, Inc. *	60,480
1,000	Ameriprise Financial, Inc.	42,500
1,000	Credicorp Ltd.	74,010
1,000	Dollar Financial Corp. *	19,331
1,000	Financial Federal Corp.	23,050
250	HDFC Bank Ltd. ADR	19,545
1,000	Nasdaq OMX Group, Inc. (The) *	27,770
500	T. Rowe Price Group, Inc.	29,925
500	World Acceptance Corp. *	16,380
		312,991

	FOOD WHOLESALERS (0.1%)
1,500	SUPERVALU, Inc.	38,430
	HOTEL/GAMING (0.1%)
500	WMS Industries, Inc. *	14,090

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

	INDUSTRIAL SERVICES (0.4%)
1,500	FTI Consulting, Inc. *	$106,740
	INFORMATION SERVICES (0.1%)
500	Arbitron, Inc.	23,500
500	SYNNEX Corp. *	11,680
		35,180

	INSURANCE - LIFE (0.1%)
500	Reinsurance Group of America, Inc.	24,850
	INTERNET (0.1%)
500	Atheros Communications *	15,500
500	SINA Corp. *	22,615
		38,115

	MACHINERY (1.1%)
500	Actuant Corp. Class A	15,230
1,000	CIRCOR International, Inc.	59,560
1,000	Cummins, Inc.	66,340
1,000	Curtiss-Wright Corp.	52,640
500	Donaldson Company, Inc.	22,555
500	Gardner Denver, Inc. *	22,800
500	Middleby Corp. (The) *	23,400
500	Nordson Corp.	35,330
500	Wabtec Corp.	27,750
		325,605

	MARITIME (0.2%)
500	Diana Shipping, Inc.	15,215
300	DryShips, Inc.	23,139
500	Zoltek Companies, Inc. *	11,160
		49,514

	MEDICAL SERVICES (0.1%)
500	Laboratory Corporation of America Holdings *	33,790
	MEDICAL SUPPLIES (0.7%)
1,000	Charles River Laboratories International, Inc. *	66,460
500	Edwards Lifesciences Corp. *	31,437
1,000	Integra LifeSciences Holdings *	45,660
500	Inverness Medical Innovations, Inc. *	16,855
500	Varian Medical Systems, Inc. *	30,000
		190,412

	METALS & MINING DIVERSIFIED (0.1%)
300	Freeport-McMoRan Copper & Gold, Inc.	29,025
	NATURAL GAS - DISTRIBUTION (0.0%)
500	Cyberonics, Inc. *	13,810

Shares		Value

	NATURAL GAS - DIVERSIFIED (0.2%)
500	Devon Energy Corp.	$47,445
500	XTO Energy, Inc.	23,615
		71,060

	OILFIELD SERVICES/EQUIPMENT (1.7%)
1,000	Cameron International Corp. *	47,760
1,000	Halliburton Co.	44,820
1,000	National-Oilwell Varco, Inc. *	78,630
300	Noble Corp.	15,561
500	Pride International, Inc. *	19,380
2,000	Schlumberger Ltd.	203,200
1,000	Weatherford International Ltd. *	37,730
1,000	Willbros Group, Inc. *	37,580
		484,661

	PACKAGING & CONTAINER (0.3%)
1,000	AptarGroup, Inc.	38,700
500	Greif, Inc. Class A	30,420
500	Owens-Illinois, Inc. *	21,120
		90,240

	PAPER & FOREST PRODUCTS (0.1%)
500	Aracruz Celulose S.A. ADR	34,750
	PETROLEUM - INTEGRATED (0.7%)
1,000	Chevron Corp.	84,560
1,000	ConocoPhillips	81,620
500	Murphy Oil Corp.	39,865
		206,045

	PETROLEUM - PRODUCING (0.2%)
700	Quicksilver Resources, Inc. *	18,312
500	Range Resources Corp.	24,280
		42,592

	POWER (0.5%)
1,000	NRG Energy, Inc. *	36,290
1,000	SunPower Corp. Class A *	78,770
1,000	Suntech Power Holdings Co. Ltd. ADR *	33,460
		148,520

	PRECISION INSTRUMENT (0.2%)
500	Badger Meter, Inc.	28,165
500	Woodward Governor Co.	22,500
		50,665

	R.E.I.T. (0.2%)
500	Simon Property Group, Inc.	46,315
	RAILROAD (0.4%)
1,000	Canadian National Railway Co.	52,750

Value Line Convertible Fund, Inc.

July 31, 2008

Shares		Value

1,000	CSX Corp.	$67,580
		120,330

	RECREATION (0.1%)
500	Marvel Entertainment, Inc. *	17,350
	RETAIL - AUTOMOTIVE (0.1%)
500	Advance Auto Parts, Inc.	20,545
	RETAIL - SPECIAL LINES (0.1%)
500	Aeropostale, Inc. *	16,125
500	Urban Outfitters, Inc. *	16,505
		32,630

	RETAIL STORE (0.3%)
1,000	Costco Wholesale Corp.	62,680
500	Kohl's Corp. *	20,955
		83,635

	SECURITIES BROKERAGE (0.3%)
300	Goldman Sachs Group, Inc. (The)	55,212
500	Morgan Stanley	19,740
		74,952

	SEMICONDUCTOR (0.1%)
800	Canadian Solar, Inc. *	23,016
	SHOE (0.1%)
500	NIKE, Inc. Class B	29,340
	STEEL - GENERAL (0.1%)
500	Steel Dynamics, Inc.	15,840
	TELECOMMUNICATION SERVICES (0.4%)
2,000	NII Holdings, Inc. *	109,320
	TELECOMMUNICATIONS EQUIPMENT (0.3%)
500	Comtech Telecommunications Corp. *	24,565
2,000	Juniper Networks, Inc. *	52,060
		76,625

	TOILETRIES & COSMETICS (0.1%)
500	Chattem, Inc. *	32,235
	TRUCKING (0.3%)
1,000	Hunt (J.B.) Transport Services, Inc.	36,980
1,000	Landstar System, Inc.	50,580
		87,560

	TOTAL COMMON STOCKS (Cost $4,063,497)	4,165,371

	TOTAL INVESTMENT SECURITIES (98.0%) (Cost $27,750,249)	28,010,908

Principal Amount		Value

REPURCHASE AGREEMENT (6) (3.8%)
$1,100,000	With Morgan Stanley, 1.90%, dated 7/31/08, due 8/1/08, delivery value $1,100,058 (collateralized by $825,000 U.S. Treasury Bonds 7.875%, due 2/15/21, with a value of $1,130,924)	$1,100,000

	TOTAL REPURCHASE AGREEMENTS (Cost $1,100,000)	1,100,000

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.8%)		(515,183)

NET ASSETS (100%)		$28,595,725

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($28,595,725 ÷ 2,412,930 shares outstanding)		$11.85

*	Non-income producing.
(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	Rate at July 31, 2008. Floating rate changes quarterly.
(3)	Step Bond - The rate shown is as of July 31, 2008 and will reset at a future date.
(4)	Zero coupon bond.
(5)	Rate at July 31, 2008. Floating rate changes semi-annually.
(6)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

Total Cost	Appreciation	Depreciation	Total Net Unrealized Appreciation
$28,850,249	$1,454,911	$(1,194,252)	$260,659

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$5,156,388	-
Level 2 - Other Significant Observable Inputs	23,954,520	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$29,110,908	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 7/31/08, there were no Level 3 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 4/30/08	$-	$-
Accrued discounts/premiums	-	-
Realized gain/loss and change in unrealized appreciation/depreciation	-	-
Net purchases/sales	-	-
Net transfers in and/or out of Level 3	-	-
Balance, as of 07/31/08	$-	$-
Net change in unrealized appreciation/depreciation from investments still held as of 07/31/08	$-	$-

Item 2. Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 29, 2008